[Dorsey & Whitney LLP Letterhead]

TED HOLLIFIELD

(650) 843-2719

FAX (650) 857-1288

hollifield.ted@dorsey.com

May 25, 2007

Securities and Exchange Commission

100 F. Street, N.E., Room 1580

Washington D.C. 20549

Re:	EnteroMedics Inc./Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of EnteroMedics Inc. (the “Company”), we transmit herewith for filing under the Securities Act of 1933, as amended, a Registration Statement on Form S-1, including exhibits (the “Registration Statement”), relating to an offering of common stock by the Company for aggregate proceeds of up to $86,250,000.

The filing has been effected via EDGAR under the Company’s CIK No. 1371217. The registration filing fee in the amount of $2,648 has been transmitted to the Securities and Exchange Commission’s account at Mellon Bank.

If any questions should arise in connection with this submission, please call me at (650) 843-2719 or Kenneth L. Cutler at (612) 340-2740. You can also fax me at (650) 843-1288 or Kenneth L. Cutler at (612) 340-2868.

Very truly yours,

/s/ Ted Hollifield

Enclosures

cc: Kenneth L. Cutler